Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities Other (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 239	$ 463
Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	545,199	484,707	$ 488,535
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 256,417	217,296
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		484,707
Loans and receivables from customers, net [member] | Mortgage [member]
Disclosure of financial assets [line items]
Allowance for loan losses		66,117
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		$ 217,296